Employee Defined Benefit Obligations - Summary of Employee Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	$ (47.3)	$ (26.0)
Net defined benefit liability	91.2	85.2
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	(47.3)	(26.0)
Net defined benefit liability	73.7	69.8
Net defined benefit liability (asset)	26.4	43.8	$ 45.5
Post employment benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 17.5	$ 15.4